CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Proceeds from issuance of shares and warrants, issuance costs		$ 1,014	$ 78	$ 11
Proceeds from long-term loan, issuance costs				41
Proceeds from issuance of convertible loan and warrants, issuance costs	$ 1,132		$ 60